Fair Value Measurement - Summary of Fair Value of Our Derivative Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 5,701	$ 304
Foreign exchange contract | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	1,179
Derivative Asset	0	139
Derivative Equity	(2,119)	1,354
Foreign exchange contract | Designated as Hedging Instrument | Accrued Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	5,648	0
Foreign exchange contract | Designated as Hedging Instrument | Other Noncurrent Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	50	0
Foreign exchange contract | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	53	304
Interest rate swap agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	1,069	1,073
Derivative Equity	$ 897	$ 3,484